Third Quarter Report
December 31, 2023 (Unaudited)
Columbia Short Term Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Short Term Bond Fund, December 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Non-Agency 24.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Series 2023-B Class 1A
09/15/2028	6.820%	7,700,000	7,827,349
Series 2023-B Class A
09/15/2028	6.820%	1,525,000	1,550,222
Series 2023-X1 Class A
11/15/2028	7.110%	1,650,000	1,654,696
Subordinated Series 2022-A Class C
05/17/2027	4.890%	7,780,000	7,506,990
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	1,200,000	1,221,363
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	1,550,000	1,492,851
Subordinated Series 2022-2 Class D
06/13/2028	4.850%	4,300,000	4,211,136
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	2,725,000	2,753,688
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month Term SOFR + 1.712% Floor 1.450% 04/15/2030	7.106%	4,000,000	3,979,644
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	950,000	914,379
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	7.356%	10,800,000	10,799,633
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month Term SOFR + 1.682% Floor 1.420% 01/15/2031	7.076%	5,000,000	4,959,725
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month Term SOFR + 1.712% Floor 1.450% 10/20/2027	7.127%	3,000,000	2,997,744
Carvana Auto Receivables Trust(a)
Series 2023-P1 Class A4
01/10/2029	5.940%	5,000,000	5,084,453
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	2,383,212	2,252,036
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNH Equipment Trust
Series 2023-A Class A3
08/15/2028	4.810%	4,475,000	4,474,390
Credito Real USA Auto Receivables Trust(a)
Series 2021-1A Class A
02/16/2027	1.350%	54,062	53,875
Dext ABS LLC(a)
Subordinated Series 2020-1 Class B
11/15/2027	1.920%	667,933	666,141
Drive Auto Receivables Trust
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	2,000,000	1,895,310
Dryden Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month Term SOFR + 1.812% Floor 1.550% 07/15/2030	7.206%	3,025,000	3,017,326
DT Auto Owner Trust(a)
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	4,015,000	3,869,397
Enterprise Fleet Financing LLC(a)
Series 2021-3 Class A3
08/20/2027	1.220%	8,000,000	7,580,050
Exeter Automobile Receivables Trust
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	6,390,000	6,404,687
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	199,454	197,777
FREED ABS Trust(a)
Subordinated Series 2021-2 Class C
06/19/2028	1.940%	4,014,646	4,004,223
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-4A Class D
10/15/2026	1.640%	1,600,000	1,562,607
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month Term SOFR + 1.362% Floor 1.100% 07/20/2034	6.777%	4,150,000	4,148,336
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class C
12/26/2025	2.050%	3,000,000	2,887,520
Lendbuzz Securitization Trust(a)
Series 2022-1A Class A
05/17/2027	4.220%	2,571,388	2,506,413

Columbia Short Term Bond Fund  | Third Quarter Report 2023

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	183,627	181,604
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	6.808%	1,250,000	1,250,001
MMAF Equipment Finance LLC(a)
Series 2020-A Class A3
04/09/2027	0.970%	1,704,851	1,624,618
MVW LLC(a)
Series 2019-2A Class A
10/20/2038	2.220%	1,143,241	1,085,519
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class AR3
3-month Term SOFR + 1.332% Floor 1.070% 02/20/2034	6.699%	5,000,000	4,983,735
OneMain Financial Issuance Trust(a)
Series 2022-2A Class A
10/14/2034	4.890%	11,000,000	10,846,085
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	3,745,266	3,747,899
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	1,612,566	1,555,118
Series 2021-5 Class A
08/15/2029	1.530%	289,580	288,276
Series 2021-HG1 Class A
01/16/2029	1.220%	2,376,961	2,316,040
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	376,002	362,345
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	1,154,094	1,137,719
Series 2022-5 Class A
06/17/2030	8.096%	5,799,852	5,879,458
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-7 Class AB
07/15/2031	0.000%	2,200,000	2,207,638
Race Point CLO Ltd.(a),(b)
Series 2013-8A Class AR2
3-month Term SOFR + 1.302% Floor 1.040% 02/20/2030	6.669%	2,218,612	2,218,559
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712% Floor 1.450% 10/15/2030	6.106%	4,975,000	4,948,622
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,541,521	1,402,395
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month Term SOFR + 1.662% Floor 1.400% 01/15/2030	7.056%	10,000,000	9,950,090
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	10,000,000	9,741,543
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	1,670,727	1,662,407
Subordinated Series 2020-1A Class B
03/20/2028	2.020%	3,204,217	3,170,907
Sierra Timeshare Receivables Funding LLC(a)
Series 2021-1A Class A
11/20/2037	0.990%	590,892	556,796
Upstart Pass-Through Trust(a)
Series 2020-ST4 Class A
11/20/2026	3.250%	808,457	790,561
Series 2020-ST6 Class A
01/20/2027	3.000%	740,087	726,631
Series 2021-ST10 Class A
01/20/2030	2.250%	2,380,204	2,319,193
Series 2021-ST3 Class A
05/20/2027	2.000%	707,744	683,424
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	261,186	260,623
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	339,972	338,084
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	814,355	803,609
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class D
12/15/2026	1.230%	11,005,000	10,467,504
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	4,000,000	3,806,062
Total Asset-Backed Securities — Non-Agency (Cost $194,908,676)			193,787,026

Columbia Short Term Bond Fund  | Third Quarter Report 2023

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 11.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month Term SOFR + 1.497% Floor 1.450% 05/15/2035	6.859%	9,100,000	8,903,108
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class C
1-month Term SOFR + 1.397% Floor 1.600% 09/15/2034	6.759%	6,500,000	6,453,828
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class C
1-month Term SOFR + 1.614% Floor 1.500% 10/15/2037	6.976%	1,767,989	1,731,623
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.547% Floor 1.250% 07/15/2035	6.727%	8,500,000	8,421,977
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class C
1-month Term SOFR + 1.364% Floor 1.250% 10/15/2036	6.726%	6,188,000	6,153,191
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	6.775%	6,350,000	6,024,707
BX Trust(a),(b)
Subordinated Series 2019-ATL Class C
1-month Term SOFR + 1.701% Floor 1.587% 10/15/2036	7.063%	2,180,000	2,111,869
Subordinated Series 2019-ATL Class D
1-month Term SOFR + 2.001% Floor 1.887% 10/15/2036	7.363%	1,931,000	1,827,201
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month Term SOFR + 2.964% Floor 2.850% 07/15/2038	8.326%	816,760	801,440
GS Mortgage Securities Corp. II(a),(c)
Series 2023-SHIP Class A
09/10/2038	4.322%	1,850,000	1,794,963
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	3,675,000	3,097,898
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	7.676%	3,000,000	2,502,972
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	8.226%	1,125,000	859,772
Progress Residential Trust(a)
Series 2020-SFR1 Class C
04/17/2037	2.183%	1,000,000	950,835
Series 2020-SFR1 Class D
04/17/2037	2.383%	2,025,000	1,925,461
Series 2020-SFR2 Class A
06/17/2037	2.078%	1,197,244	1,137,746
Subordinated Series 2020-SFR2 Class C
06/17/2037	3.077%	300,000	286,717
Subordinated Series 2020-SFR2 Class D
06/17/2037	3.874%	350,000	337,543
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	6.912%	14,125,000	13,690,843
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 1.047% Floor 0.875% 12/15/2034	6.409%	16,055,000	14,981,389
Series 2021-FCMT Class A
1-month Term SOFR + 1.314% Floor 1.200% 05/15/2031	6.676%	1,900,000	1,846,063
Series 2021-FCMT Class D
1-month Term SOFR + 3.614% Floor 3.500% 05/15/2031	8.976%	1,575,000	1,443,149
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $91,186,033)			87,284,295

Corporate Bonds & Notes 32.6%

Aerospace & Defense 1.5%
BAE Systems Finance, Inc.(a)
07/01/2027	7.500%	2,500,000	2,699,752
Boeing Co. (The)
02/01/2027	2.700%	3,500,000	3,301,902
L3Harris Technologies, Inc.
12/15/2026	3.850%	2,145,000	2,103,483

Columbia Short Term Bond Fund  | Third Quarter Report 2023

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(a)
03/15/2026	6.250%	716,000	715,150
08/15/2028	6.750%	351,000	360,205
United Technologies Corp.
11/16/2028	4.125%	2,775,000	2,710,844
Total			11,891,336
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	313,000	299,564
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	509,167	505,043
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	444,673	419,821
United Airlines, Inc.(a)
04/15/2026	4.375%	618,000	602,748
Total			1,827,176
Automotive 0.4%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	68,000	67,461
Clarios Global LP(a)
05/15/2025	6.750%	741,000	747,136
Ford Motor Credit Co. LLC
03/18/2024	5.584%	978,000	976,576
11/13/2025	3.375%	309,000	295,593
05/28/2027	4.950%	140,000	136,685
IHO Verwaltungs GmbH(a),(d)
09/15/2026	4.750%	522,603	500,332
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	581,000	570,423
ZF North America Capital, Inc.(a)
04/29/2025	4.750%	191,000	188,577
04/14/2028	6.875%	80,000	83,169
Total			3,565,952
Banking 8.6%
Bank of America Corp.(e)
03/11/2027	1.658%	9,500,000	8,788,460
Bank of Montreal
12/11/2026	5.266%	2,140,000	2,170,712
Bank of New York Mellon Corp. (The)(e)
10/25/2029	6.317%	2,500,000	2,653,364
Bank of Nova Scotia (The)
06/12/2028	5.250%	2,000,000	2,031,114
Citigroup, Inc.
Subordinated
09/29/2027	4.450%	6,500,000	6,349,782
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(e)
04/23/2029	3.814%	5,500,000	5,224,727
HSBC Holdings PLC(e)
03/09/2029	6.161%	5,000,000	5,166,423
JPMorgan Chase & Co.(e)
04/23/2029	4.005%	8,000,000	7,699,359
Morgan Stanley(e)
10/18/2028	6.296%	5,750,000	6,028,609
PNC Financial Services Group, Inc. (The)(e)
12/02/2028	5.354%	3,000,000	3,036,632
Royal Bank of Canada
08/01/2028	5.200%	2,750,000	2,804,941
Toronto-Dominion Bank (The)
07/17/2028	5.523%	2,400,000	2,470,955
Truist Financial Corp.(e)
06/06/2028	4.123%	2,650,000	2,552,434
US Bancorp(e)
06/12/2029	5.775%	3,000,000	3,081,358
Wells Fargo & Co.(e)
10/23/2029	6.303%	6,000,000	6,329,436
Westpac Banking Corp.
11/17/2028	5.535%	2,075,000	2,154,714
Total			68,543,020
Brokerage/Asset Managers/Exchanges 0.0%
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	295,000	310,481
NFP Corp.(a)
08/15/2028	4.875%	85,000	84,490
Total			394,971
Building Materials 0.2%
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	564,000	547,486
James Hardie International Finance DAC(a)
01/15/2028	5.000%	214,000	207,993
Standard Industries, Inc.(a)
02/15/2027	5.000%	471,000	459,295
Total			1,214,774
Cable and Satellite 0.8%
CCO Holdings LLC/Capital Corp.(a)
05/01/2026	5.500%	77,000	76,482
05/01/2027	5.125%	794,000	768,255
02/01/2028	5.000%	135,000	129,233
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	2,900,000	2,517,680
Columbia Short Term Bond Fund  | Third Quarter Report 2023

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC
06/01/2024	5.250%	164,000	160,748
CSC Holdings LLC(a)
04/15/2027	5.500%	653,000	596,211
DISH DBS Corp.(a)
12/01/2026	5.250%	383,000	329,098
DISH Network Corp.(a)
11/15/2027	11.750%	346,000	360,935
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	548,000	517,993
07/15/2028	4.000%	169,000	156,676
Videotron Ltd.(a)
04/15/2027	5.125%	374,000	369,102
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	655,000	639,211
Total			6,621,624
Chemicals 0.4%
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	140,000	135,932
Element Solutions, Inc.(a)
09/01/2028	3.875%	150,000	138,352
Ingevity Corp.(a)
11/01/2028	3.875%	155,000	139,276
LYB International Finance III LLC
10/01/2025	1.250%	2,000,000	1,868,705
Olympus Water US Holding Corp.(a)
11/15/2028	9.750%	185,000	197,235
WR Grace Holdings LLC(a)
06/15/2027	4.875%	325,000	313,116
Total			2,792,616
Construction Machinery 0.1%
Herc Holdings, Inc.(a)
07/15/2027	5.500%	640,000	632,498
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	88,000	90,731
Total			723,229
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	225,000	203,814
ASGN, Inc.(a)
05/15/2028	4.625%	120,000	114,099
Match Group, Inc.(a)
12/15/2027	5.000%	104,000	101,536
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2024	5.250%	34,000	33,892
Total			453,341
Consumer Products 0.2%
Acushnet Co.(a)
10/15/2028	7.375%	24,000	25,069
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	859,000	852,114
Newell Brands, Inc.
06/01/2025	4.875%	145,000	142,615
Newell, Inc.
04/01/2026	5.200%	330,000	324,934
Total			1,344,732
Diversified Manufacturing 0.7%
Carrier Global Corp.
02/15/2027	2.493%	2,300,000	2,164,638
Gates Global LLC/Co.(a)
01/15/2026	6.250%	814,000	815,050
Siemens Financieringsmaatschappij NV(a)
03/11/2026	1.200%	1,000,000	929,519
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	328,000	321,718
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	570,000	574,107
06/15/2028	7.250%	402,000	413,092
Total			5,218,124
Electric 3.5%
American Electric Power Co., Inc.
01/15/2029	5.200%	2,165,000	2,196,690
CenterPoint Energy, Inc.
06/01/2026	1.450%	2,000,000	1,841,902
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	704,000	677,952
Dominion Energy, Inc.
10/01/2025	3.900%	1,600,000	1,570,344
DTE Energy Co.
06/01/2028	4.875%	1,500,000	1,512,789
Duke Energy Corp.
03/15/2028	4.300%	1,500,000	1,478,357
Edison International
11/15/2028	5.250%	2,000,000	2,013,652
Emera US Finance LP
06/15/2026	3.550%	1,600,000	1,540,572

Columbia Short Term Bond Fund  | Third Quarter Report 2023

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eversource Energy
03/01/2028	5.450%	2,100,000	2,160,179
FirstEnergy Corp.(e)
07/15/2027	4.150%	2,500,000	2,403,546
NextEra Energy Capital Holdings, Inc.
07/15/2027	4.625%	2,000,000	1,997,363
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	618,000	612,311
10/15/2026	3.875%	166,000	158,286
01/15/2029	7.250%	269,000	281,839
NRG Energy, Inc.
01/15/2027	6.625%	130,000	130,748
01/15/2028	5.750%	290,000	288,910
PPL Capital Funding, Inc.
05/15/2026	3.100%	2,000,000	1,917,902
Southern Co. (The)
03/15/2028	1.750%	3,000,000	2,667,553
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	274,000	272,215
02/15/2027	5.625%	423,000	418,254
WEC Energy Group, Inc.
01/15/2028	4.750%	1,600,000	1,600,350
Total			27,741,714
Environmental 0.1%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	280,000	275,757
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	298,000	287,336
Total			563,093
Finance Companies 0.2%
Navient Corp.
10/25/2024	5.875%	149,000	148,635
06/25/2025	6.750%	159,000	160,989
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	215,000	196,498
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2026	2.875%	861,000	798,101
Springleaf Finance Corp.
03/15/2025	6.875%	50,000	50,413
03/15/2026	7.125%	280,000	285,328
Total			1,639,964
Food and Beverage 1.0%
Bacardi Ltd./Bacardi-Martini BV(a)
01/15/2029	5.250%	3,000,000	3,012,201
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diageo Capital PLC
10/24/2027	5.300%	2,000,000	2,065,711
Kraft Heinz Foods Co.
05/15/2027	3.875%	1,550,000	1,520,497
Mondelez International, Inc.
03/17/2027	2.625%	1,000,000	942,921
Post Holdings, Inc.(a)
03/01/2027	5.750%	274,000	273,291
01/15/2028	5.625%	78,000	77,200
US Foods, Inc.(a)
09/15/2028	6.875%	266,000	274,351
Total			8,166,172
Gaming 0.5%
Churchill Downs, Inc.(a)
04/01/2027	5.500%	128,000	126,662
01/15/2028	4.750%	110,000	104,534
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	933,000	932,315
07/01/2025	6.250%	938,000	937,629
07/01/2027	8.125%	97,000	99,414
International Game Technology PLC(a)
04/15/2026	4.125%	201,000	195,214
01/15/2027	6.250%	150,000	152,118
VICI Properties LP/Note Co., Inc.(a)
05/01/2024	5.625%	511,000	509,806
02/15/2025	3.500%	377,000	367,151
06/15/2025	4.625%	121,000	118,942
12/01/2026	4.250%	273,000	262,701
Total			3,806,486
Health Care 1.5%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	240,000	236,642
Avantor Funding, Inc.(a)
07/15/2028	4.625%	214,000	205,988
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	73,000	77,051
Becton Dickinson and Co.
02/13/2028	4.693%	1,600,000	1,607,488
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	95,000	94,803
Cigna Corp.
03/01/2027	3.400%	1,500,000	1,445,725
CVS Health Corp.
01/30/2029	5.000%	1,200,000	1,220,667
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	1,000,000	1,035,323
Columbia Short Term Bond Fund  | Third Quarter Report 2023

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
06/01/2028	5.200%	3,250,000	3,282,214
HealthSouth Corp.
09/15/2025	5.750%	91,000	90,550
IQVIA, Inc.(a)
10/15/2026	5.000%	435,000	430,992
Select Medical Corp.(a)
08/15/2026	6.250%	1,051,000	1,057,277
Tenet Healthcare Corp.
02/01/2027	6.250%	719,000	721,192
11/01/2027	5.125%	212,000	207,392
Total			11,713,304
Healthcare Insurance 0.8%
Anthem, Inc.
03/01/2028	4.101%	1,500,000	1,478,501
Centene Corp.
07/15/2028	2.450%	3,000,000	2,679,574
UnitedHealth Group, Inc.
10/15/2027	2.950%	2,400,000	2,281,505
Total			6,439,580
Home Construction 0.0%
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	154,000	154,043
Independent Energy 0.3%
Centennial Resource Production LLC(a)
04/01/2027	6.875%	402,000	402,468
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	568,000	566,841
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	130,000	129,748
Woodside Finance Ltd.(a)
03/15/2028	3.700%	1,800,000	1,686,996
Total			2,786,053
Leisure 0.5%
Carnival Corp.(a)
03/01/2026	7.625%	224,000	227,839
03/01/2027	5.750%	332,000	323,525
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(a)
05/01/2025	5.500%	428,000	425,811
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	128,000	127,878
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cinemark USA, Inc.(a)
05/01/2025	8.750%	219,000	220,319
03/15/2026	5.875%	228,000	224,000
07/15/2028	5.250%	110,000	100,963
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	855,000	847,768
03/15/2026	5.625%	200,000	198,197
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	303,000	292,657
08/31/2026	5.500%	275,000	272,651
Six Flags Entertainment Corp.(a)
04/15/2027	5.500%	368,000	359,983
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	69,000	69,376
Vail Resorts, Inc.(a)
05/15/2025	6.250%	211,000	211,801
Total			3,902,768
Life Insurance 1.6%
Corebridge Financial, Inc.
04/05/2027	3.650%	2,650,000	2,551,993
Five Corners Funding Trust II(a)
05/15/2030	2.850%	2,400,000	2,125,159
MetLife Global Funding I(a)
12/18/2026	3.450%	2,750,000	2,651,085
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,697,000	2,642,451
Principal Life Global Funding II(a)
11/17/2026	1.500%	3,000,000	2,734,253
Total			12,704,941
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	132,000	131,614
Media and Entertainment 0.5%
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	300,000	286,158
iHeartCommunications, Inc.
05/01/2026	6.375%	617,000	525,219
Univision Communications, Inc.(a)
02/15/2025	5.125%	66,000	65,884
06/01/2027	6.625%	162,000	161,577
Warnermedia Holdings, Inc.
03/15/2029	4.054%	3,000,000	2,844,663
Total			3,883,501

Columbia Short Term Bond Fund  | Third Quarter Report 2023

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.2%
Constellium NV(a)
02/15/2026	5.875%	783,000	777,733
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	791,000	769,502
Novelis Corp.(a)
11/15/2026	3.250%	432,000	406,547
Total			1,953,782
Midstream 2.1%
Enbridge, Inc.
11/15/2028	6.000%	2,265,000	2,379,923
Enterprise Products Operating LLC
10/16/2028	4.150%	1,350,000	1,335,012
EQM Midstream Partners LP
08/01/2024	4.000%	70,000	69,347
12/01/2026	4.125%	178,000	171,841
EQM Midstream Partners LP(a)
07/01/2025	6.000%	332,000	332,397
06/01/2027	7.500%	140,000	144,507
Kinder Morgan, Inc.
11/15/2026	1.750%	1,500,000	1,380,126
MPLX LP
03/15/2028	4.000%	2,400,000	2,316,323
NuStar Logistics LP
10/01/2025	5.750%	680,000	678,409
06/01/2026	6.000%	256,000	255,281
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	2,500,000	2,469,841
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	185,000	190,979
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	270,000	272,683
Western Midstream Operating LP
03/01/2028	4.500%	2,000,000	1,936,481
Williams Companies, Inc. (The)
08/15/2028	5.300%	2,860,000	2,928,148
Total			16,861,298
Natural Gas 0.3%
NiSource, Inc.
03/30/2028	5.250%	2,400,000	2,451,045
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2027	6.875%	126,000	126,656
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.1%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	438,000	438,202
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	125,000	118,470
Total			556,672
Other REIT 0.3%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	281,000	251,211
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	75,000	74,084
02/01/2027	4.250%	769,000	724,628
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
06/01/2025	7.500%	599,000	604,607
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	437,000	416,272
Total			2,070,802
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	335,000	333,504
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	341,000	331,716
Berry Global, Inc.(a)
02/15/2026	4.500%	224,000	218,643
Canpack SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	178,000	169,303
Sealed Air Corp.(a)
02/01/2028	6.125%	130,000	131,300
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	754,000	741,914
Total			1,926,380
Pharmaceuticals 1.2%
AbbVie, Inc.
05/14/2026	3.200%	2,000,000	1,940,598
Amgen, Inc.
03/02/2028	5.150%	3,500,000	3,578,648
Astrazeneca Finance LLC
03/03/2028	4.875%	1,500,000	1,529,156
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	151,000	138,947
Pfizer Investment Enterprises Pte Ltd.
05/19/2028	4.450%	2,615,000	2,615,453
Total			9,802,802
Columbia Short Term Bond Fund  | Third Quarter Report 2023

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
04/15/2028	6.750%	434,000	444,336
HUB International Ltd.(a)
05/01/2026	7.000%	393,000	393,572
Radian Group, Inc.
10/01/2024	4.500%	285,000	281,097
03/15/2025	6.625%	423,000	423,450
Total			1,542,455
Railroads 0.2%
CSX Corp.
03/01/2028	3.800%	1,950,000	1,916,138
Refining 0.2%
HF Sinclair Corp.(a)
04/15/2027	6.375%	241,000	243,023
Phillips 66
12/01/2027	4.950%	1,600,000	1,615,183
Total			1,858,206
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	4.375%	164,000	156,669
IRB Holding Corp.(a)
06/15/2025	7.000%	1,060,000	1,061,088
Total			1,217,757
Retailers 0.4%
Hanesbrands, Inc.(a)
05/15/2026	4.875%	250,000	240,621
Lowe’s Companies, Inc.
04/05/2029	3.650%	3,000,000	2,892,065
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	250,000	235,062
Total			3,367,748
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	248,000	252,691
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	305,000	288,485
Total			541,176
Technology 1.7%
Block, Inc.
06/01/2026	2.750%	301,000	283,447
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	162,000	162,733
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	3,000,000	2,927,695
Camelot Finance SA(a)
11/01/2026	4.500%	586,000	572,216
CommScope Finance LLC(a)
03/01/2026	6.000%	274,000	243,868
Entegris, Inc.(a)
04/15/2028	4.375%	105,000	99,930
Iron Mountain, Inc.(a)
09/15/2027	4.875%	391,000	380,993
03/15/2028	5.250%	240,000	233,290
Microchip Technology, Inc.
02/15/2024	0.972%	2,000,000	1,987,455
NCR Corp.(a)
10/01/2028	5.000%	250,000	236,451
NXP BV/Funding LLC/USA, Inc.
05/01/2027	3.150%	3,000,000	2,849,080
Open Text Corp.(a)
02/15/2028	3.875%	139,000	128,942
Oracle Corp.
05/06/2028	4.500%	2,000,000	2,000,566
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	564,000	546,720
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	642,000	643,080
Total			13,296,466
Transportation Services 0.3%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	2,200,000	2,189,729
Wireless 0.7%
Altice France SA(a)
02/01/2027	8.125%	425,000	390,705
American Tower Corp.
01/31/2028	1.500%	2,100,000	1,836,145
SBA Communications Corp.
02/15/2027	3.875%	230,000	220,772
T-Mobile US, Inc.
04/15/2029	3.375%	3,000,000	2,787,223
Total			5,234,845
Wirelines 0.5%
AT&T, Inc.
02/01/2028	1.650%	1,750,000	1,558,365

Columbia Short Term Bond Fund  | Third Quarter Report 2023

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SAS(a)
10/15/2026	6.500%	855,000	853,085
Verizon Communications, Inc.
03/22/2028	2.100%	1,700,000	1,536,866
Total			3,948,316
Total Corporate Bonds & Notes (Cost $259,375,163)			259,086,401

Foreign Government Obligations(f) 0.1%

Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	113,000	112,041
06/01/2027	5.250%	504,000	473,048
11/15/2028	8.500%	37,000	38,834
Total			623,923
Total Foreign Government Obligations (Cost $670,143)			623,923

Residential Mortgage-Backed Securities - Agency 0.7%

Federal Home Loan Mortgage Corp.
03/01/2024- 10/01/2024	4.500%	832	829
03/01/2025- 04/01/2026	4.000%	3,002	2,970
11/01/2025	3.500%	604	594
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.222% Cap 9.313% 03/01/2034	4.593%	86,984	86,042
12-month Term SOFR + 1.735% Cap 10.860% 07/01/2036	5.985%	1,493	1,475
12-month Term SOFR + 1.703% Cap 11.242% 08/01/2036	5.572%	15,490	15,865
Federal National Mortgage Association
03/01/2024- 06/01/2026	4.000%	2,513	2,481
12/01/2025- 09/01/2026	3.500%	12,816	12,583
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	6.448%	5,045	5,066
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	3.625%	4,647	4,559
Government National Mortgage Association
08/15/2037	7.500%	10,704	10,830
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(g)
01/18/2039	4.500%	5,250,000	5,223,750
Total Residential Mortgage-Backed Securities - Agency (Cost $5,293,487)			5,367,044

Residential Mortgage-Backed Securities - Non-Agency 27.2%

510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	2,661,982	2,527,967
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	335,737	298,092
CMO Series 2020-6 Class M1
05/25/2065	2.805%	1,225,000	957,857
CMO Series 2021-8 Class A1
11/25/2066	1.820%	6,906,923	5,832,211
Banc of America Funding Trust
CMO Series 2005-5 Class 2A1
09/25/2035	5.500%	77,416	74,686
Banc of America Funding Trust(c)
CMO Series 2007-C Class 1A3
05/20/2036	0.017%	45,631	39,845
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	405,392	383,597
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	2,889,983	2,565,023
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	5,000,000	5,035,062
CFMT LLC(a),(c)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	1,810,516	1,682,642
Chase Mortgage Finance Trust
CMO Series 2005-S2 Class A1
10/25/2035	5.500%	59,743	57,110
CMO Series 2006-S4 Class A3
12/25/2036	6.000%	147,412	65,593
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	5,812,294	5,392,061
CMO Series 2022-NQM1 Class A1
06/25/2067	5.528%	2,068,466	2,068,163
CIM Trust(a),(c)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	1,409,704	1,380,397
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	1,622,685	1,227,687
Columbia Short Term Bond Fund  | Third Quarter Report 2023

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	3,878,161	3,764,608
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	10,257,309	10,110,718
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	1,119,581	1,042,688
CSMC Trust(a),(c)
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	2,929,497	2,827,211
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	3,693,476	3,704,394
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	2,171,446	2,173,577
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	5,352,471	4,731,681
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	2.205%	13,977,241	12,250,799
Eagle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	7.387%	4,986,256	4,991,929
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.987%	1,029,636	1,033,747
CMO Series 2021-HQA4 Class M1
30-day Average SOFR + 0.950% 12/25/2041	6.287%	2,807,491	2,779,894
GCAT Trust(a),(c)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	3,238,854	2,959,074
CMO Series 2022-NQM4 Class A1
08/25/2067	5.269%	3,518,505	3,538,041
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	925,153	836,032
Homeward Opportunities Fund Trust(a),(c)
CMO Series 2022-1 Class A1
07/25/2067	5.082%	6,338,520	6,219,636
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	2,351,728	1,871,879
JPMorgan Mortgage Trust
CMO Series 2005-S3 Class 2A2
01/25/2025	5.500%	7,104	6,254
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Mortgage Trust(c)
CMO Series 2007-A2 Class 3A1
04/25/2037	4.154%	4,416	3,540
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	2,774,734	2,695,467
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	5,257,598	5,075,720
MFA Trust(a),(c)
CMO Series 2020-NQM1 Class A1
03/25/2065	1.479%	844,648	774,928
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	4,400,000	4,415,619
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-10AR Class 2A2
11/25/2034	5.971%	26,297	24,679
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A2
09/25/2059	2.644%	1,158,655	1,071,640
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	880,118	838,868
OBX Trust(a),(c)
CMO Series 2019-EXP2 Class 1A3
06/25/2059	4.000%	415,119	378,930
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	2,729,450	2,780,042
OBX Trust(a),(e)
CMO Series 2022-NQM7 Class A1
08/25/2062	5.110%	4,301,943	4,296,898
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	732,176	663,913
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	5,904,597	5,767,226
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-10 Class A1
10/25/2026	2.487%	3,134,450	2,958,549
CMO Series 2021-2 Class A1
03/25/2026	2.115%	1,666,559	1,615,090
CMO Series 2021-3 Class A1
04/25/2026	1.867%	2,544,826	2,434,421
CMO Series 2021-9 Class A1
10/25/2026	2.363%	5,221,267	5,059,004
Pretium Mortgage Credit Partners I LLC(a),(c)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	1,375,101	1,380,651

Columbia Short Term Bond Fund  | Third Quarter Report 2023

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NPL2 Class A1
06/27/2060	1.992%	1,500,432	1,451,326
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL3 Class A1
07/25/2051	1.868%	7,507,427	7,070,439
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	5,736,381	5,656,786
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	12,299,756	10,145,229
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	1,516,792	1,358,327
PRPM Trust(a),(c)
CMO Series 2023-NQM1 Class A1
01/25/2068	6.234%	2,303,715	2,350,940
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	4,700,000	4,712,474
Sequoia Mortgage Trust(a),(c)
CMO Series 2016-3 Class A1
11/25/2046	3.500%	594,937	526,066
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	1,704,622	1,627,521
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	345,845	316,467
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	1,150,000	1,008,359
Towd Point Mortgage Trust(a),(c)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	3,799,166	3,550,165
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	1,953,994	1,909,945
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	230,992	227,459
Vericrest Opportunity Loan Transferee(a),(c)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	2,789,434	2,687,899
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	1,614,739	1,569,864
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	6,934,675	6,687,890
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	6,050,270	5,597,600
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	1,448,607	1,387,842
CMO Series 2020-2 Class A1
05/25/2060	2.226%	178,941	175,657
CMO Series 2021-8 Class A3
11/25/2066	2.491%	8,109,351	6,778,464
CMO Series 2022-INV1 Class A1
08/25/2067	5.041%	3,070,155	3,038,446
CMO Series 2023-6 Class A2
09/25/2068	6.939%	1,073,149	1,084,538
CMO Series 2023-8 Class A1
12/25/2068	6.259%	4,200,000	4,227,923
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	713,085	667,687
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	3,296,443	3,030,639
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2006-AR19 Class A1
12/25/2036	6.355%	56,820	54,870
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $229,423,878)			215,566,162

U.S. Treasury Obligations 1.0%

U.S. Treasury
01/15/2024	0.125%	7,490,000	7,472,061
08/31/2025	0.250%	500,000	466,875
Total U.S. Treasury Obligations (Cost $7,932,423)			7,938,936

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.569%(h),(i)	24,726,121	24,721,176
Total Money Market Funds (Cost $24,716,787)		24,721,176
Total Investments in Securities (Cost: $813,506,590)		794,374,963
Other Assets & Liabilities, Net		(831,873)
Net Assets		793,543,090
At December 31, 2023, securities and/or cash totaling $1,187,200 were pledged as collateral.
Columbia Short Term Bond Fund  | Third Quarter Report 2023

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2023 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,022	03/2024	USD	210,444,171	2,053,299	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(775)	03/2024	USD	(84,299,414)	—	(1,910,427)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2023, the total value of these securities amounted to $552,031,502, which represents 69.57% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of December 31, 2023.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2023.

(d)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2023.

(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at December 31, 2023.
(i)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.569%
	14,430,292	243,307,526	(233,020,443)	3,801	24,721,176	(6,764)	720,413	24,726,121
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Short Term Bond Fund  | Third Quarter Report 2023

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